RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (note 7).

	September 30, 2023	December 31, 2022

Directors and officers of the Company	256,554	43,235
	256,554	43,235
Between March 2 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and officers of the Company	35,000
ThreeD Capital Inc.	762,180
NAN	1,270,000
2,067,180

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was related to the following:

	September 30, 2023	September 30, 2022
Management fees	2,496,109	1,701,211
Corporate and administration expenses	183,341	40,884
	2,679,450	1,742,095